Capital adequacy (Details) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Capital ratios %
Description of Other Regulatory Limitations	Certain of the Group's subsidiaries are subject to legal restrictions governing the amount of dividends they can pay (for example, pursuant to corporate law as defined by the Swiss Code of Obligations). Under the Swiss Code of Obligations, dividends may be paid out only if and to the extent the corporation has distributable profits from previous business years, or if the free reserves of the corporation are sufficient to allow distribution of a dividend. In addition, at least 5% of the annual net profits must be retained and booked as general legal reserves for so long as these reserves amount to less than 20% of the paid-in share capital. The reserves currently exceed this 20% threshold. Furthermore, dividends may be paid out only after shareholder approval at the Annual General Meeting.
Basel III
Eligible capital
CET1 capital	SFr 36,576	SFr 42,072
Additional tier 1 capital	12,289	10,991
Tier 1 capital	48,865	53,063
Tier 2 capital	6,863	9,619
Total eligible capital	55,728	62,682
Risk-weighted assets
Risk-weighted assets	SFr 271,372	SFr 294,950
Capital ratios %
CET1 ratio (as a percent)	13.50%	14.30%
Tier 1 ratio (as a percent)	18.00%	18.00%
Total capital ratio (as a percent)	20.50%	21.30%
Credit risk | Basel III
Risk-weighted assets
Risk-weighted assets	SFr 176,700	SFr 193,198
Market risk | Basel III
Risk-weighted assets
Risk-weighted assets	23,248	29,799
Non-counterparty risk | Basel III
Risk-weighted assets
Risk-weighted assets	5,369	5,515
Operational risk | Basel III
Risk-weighted assets
Risk-weighted assets	66,055	66,438
Bank | Basel III
Eligible capital
CET1 capital	35,177	40,013
Additional tier 1 capital	11,605	10,557
Tier 1 capital	46,782	50,570
Tier 2 capital	6,921	9,672
Total eligible capital	53,703	60,242
Risk-weighted assets
Risk-weighted assets	SFr 263,769	SFr 286,947
Capital ratios %
CET1 ratio (as a percent)	13.30%	13.90%
Tier 1 ratio (as a percent)	17.70%	17.60%
Total capital ratio (as a percent)	20.40%	21.00%
Bank | Credit risk | Basel III
Risk-weighted assets
Risk-weighted assets	SFr 169,400	SFr 185,574
Bank | Market risk | Basel III
Risk-weighted assets
Risk-weighted assets	23,198	29,755
Bank | Non-counterparty risk | Basel III
Risk-weighted assets
Risk-weighted assets	5,116	5,180
Bank | Operational risk | Basel III
Risk-weighted assets
Risk-weighted assets	SFr 66,055	SFr 66,438